Boyar Value Fund, Inc.

Supplement dated June 26, 2019 to the Prospectus and

Statement of Additional Information dated May 1, 2019

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The Fund’s Board of Directors has appointed Northern Lights Distributors, LLC., located at 17645 Wright Street, Suite 200, Omaha, NE 68130, to serve as the principal underwriter for the Fund, effective July 1, 2019. Therefore, as of July 1, 2019, Ladenburg Thalmann & Co. Inc. will no longer serve as the principal underwriter for the Fund. All references in the Prospectus and Statement of Additional Information are hereby revised to reflect this change.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE